Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.faegredrinker.com

February 26, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: FlexShares Trust (811-22555; 333-173967)

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 86 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 88 under the Investment Company Act of 1940, as amended, to the registration statement on Form N-1A (the “Amendment”) of FlexShares Trust (the “Trust”). The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to: (1) respond to the Staff’s comments on Post-Effective Amendment No. 85; (2) include the Trust’s audited financial statements for the fiscal year ended October 31, 2019; (3) update certain financial and performance information; and (4) make certain other non-material changes. Post-Effective Amendment No. 85 was filed to reflect changes associated with underlying index changes for the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund. These Funds are included as part of the Trust’s annual update. The Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments may be directed to the undersigned at (215) 988-1146, or in my absence, Veena Jain at (312) 569-1167.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

FlexShares Trust

February 26, 2020

Copy to:	Peter K. Ewing
Jose J. Del Real, Esq.
Veena K. Jain, Esq.
Thomas J. Keefe, Esq.